Property and Equipment (Detail) - USD ($) $ in Millions		Dec. 31, 2017		Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 18,287		$ 9,134
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		(2,133)		(1,688)
Property, Plant and Equipment, Net		16,154	[1]	7,446
Capital Leases, Balance Sheet, Assets by Major Class, Net	[2]	0		7
Land and Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		4,930		3,584
Building and Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		11,751		4,149
Furniture, Fixtures, and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		1,277		1,346
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 329		$ 55

[1]	The conditions that were considered prohibited forms of continuing involvement related to our sale of the Golf Course Properties (see Note 11) are no longer considered continuing involvement under the new revenue recognition standard. As of result of adopting the new standard on a full retrospective basis, we are now reflecting this transaction as a completed sale in the period in which it occurred.
[2]	Included in furniture, fixtures, and equipment above.